UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 108.0%

Security	Principal Amount (000’s omitted)	Value
Education — 5.0%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,642,792
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,676,655
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,450,660
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	904,530

		$17,674,637

Electric Utilities — 12.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$382,327
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,112,189
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,165,051
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,212,225
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,183,045
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	8,573,484
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,864,480
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	795,824
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,827,625
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,555,120

		$44,671,370

Escrowed/Prerefunded — 8.1%
Atlanta, GA, Water & Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,543,840
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,680,696
New Hampshire Health and Education Facilities Authority, (Dartmouth College), Prerefunded to 6/1/19, 5.25%, 6/1/39(1)(2)	12,000	13,561,320
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,000	1,050,110
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,988,812
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), Prerefunded to 8/15/16, 5.125%, 8/15/30	5,000	5,028,250

		$28,853,028

General Obligations — 5.5%
Anne Arundel County, MD, 5.00%, 10/1/31	$1,000	$1,280,420
California, 5.00%, 10/1/33	4,035	5,077,362
California, 6.00%, 4/1/38	5,750	6,563,280
Illinois, 5.00%, 5/1/36	3,500	3,829,315
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,680,818

		$19,431,195

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,131,851
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,153,010
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	197,911
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	805,042
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,984,116
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,604,440
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,087,550
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,916,165
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,860,040
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,864,780
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,600,321
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,144,359
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,549,289
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	1,085,400
Sullivan County Health, Educational and Housing Facilities Board, TN, (Wellmont Health System), 5.25%, 9/1/36	3,115	3,137,397
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	4,235,000
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,662,450

		$55,019,121

Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$505,480

		$505,480

Industrial Development Revenue — 10.8%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,020,800
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,283,950
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,397,470
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	4,236,628
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	1,950	2,047,051
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	725	847,974
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(3)	2,695	2,755,260
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,928,628
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	714,326
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,139,020
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,456,307
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,376,920
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,166,575
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	990,403

		$38,361,312

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.0%
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	$2,910	$3,385,436

		$3,385,436

Insured-Special Tax Revenue — 3.6%
Hesperia Public Financing Authority, CA, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$300,761
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	4,994,400
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	7,445,400

		$12,740,561

Insured-Transportation — 6.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$844,140
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,250,732
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,278,640
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	7,170,280
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,120,197

		$21,663,989

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$1,410	$1,414,921

		$1,414,921

Lease Revenue/Certificates of Participation — 2.2%
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,080,220
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	5,000	5,636,350

		$7,716,570

Other Revenue — 1.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$510	$587,627
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	575	664,660
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	315	364,581
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,636,353
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	965,293

		$4,218,514

Senior Living/Life Care — 6.7%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,515,875
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,836,856
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,302,860
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	520,209
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	1,031,736
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	190,362
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	408,404

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	$300	$339,612
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	311,418
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,756,730
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	601,915
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,923,088
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	558,774
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	971,765
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	679,360
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	3,196,416
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	283,950
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	820,135
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,594,625

		$23,844,090

Special Tax Revenue — 0.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,859,488
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	1,020	1,162,494

		$3,021,982

Student Loan — 1.2%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$2,605	$2,776,279
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,547,147

		$4,323,426

Transportation — 20.1%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$895,650
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	393,523
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	42,764
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,500	1,827,990
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,600,738
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,355,221
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,391,456
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,141,910
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,869,660
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	1,008,901
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,267,105
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,344,898
Illinois Toll Highway Authority, 5.00%, 12/1/31	1,315	1,641,975
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	403,676
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	1,000	1,190,110
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,530,231
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,465,737
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	7,600,200

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority, 5.00%, 1/1/38	$5,000	$5,897,150
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/41	1,445	1,523,435
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	960	1,111,978
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,155	1,336,046
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	3,188,249
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	5,000	5,382,700
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	750	850,838
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,392,000
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,746,500
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,168,165
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,797,841

		$71,366,647

Water and Sewer — 7.1%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,653,493
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,603,147
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	3,069,876
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	631,026
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,784,410
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,431,753
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	13,184,145

		$25,357,850

Total Tax-Exempt Municipal Securities — 108.0% (identified cost $324,511,925)		$383,570,129

Taxable Municipal Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.9%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,847,265
Chicago, IL, 7.781%, 1/1/35	1,400	1,529,864

		$3,377,129

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,504,200

		$4,504,200

Total Taxable Municipal Securities — 2.2% (identified cost $7,220,817)		$7,881,329

Total Investments — 110.2% (identified cost $331,732,742)		$391,451,458

Other Assets, Less Liabilities — (10.2)%		$(36,199,664)

Net Assets — 100.0%		$355,251,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2016, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	16.4%
California	11.1%
Others, representing less than 10% individually	72.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,309,689.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $6,615,578 or 1.9% of the Trust’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$288,635,318

Gross unrealized appreciation	$61,240,189
Gross unrealized depreciation	(4,049)

Net unrealized appreciation	$61,236,140

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$383,570,129	$—	$383,570,129
Taxable Municipal Securities	—	7,881,329	—	7,881,329
Total Investments	$—	$391,451,458	$—	$391,451,458

The Trust held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016